The Prudential Variable Contract Account-10
655 Broad St.

Newark, New Jersey 07102

August 29, 2022

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: The Prudential Variable Contract Account-10

Ladies and Gentlemen:

On behalf of The Prudential Variable Contract Account-10 (“VCA 10”), which is organized under New Jersey insurance law as a separate account of The Prudential Insurance Company of America, we are hereby filing a registration statement on Form N-14 including a proxy statement/prospectus relating to a special meeting (the “Meeting”) of contractholders and participants having voting rights (collectively, “Participants”) in VCA 10. At the Meeting, Participants will be asked to approve a restructuring of VCA 10 to change VCA 10 from a management investment company to a unit investment trust invested solely in shares of an underlying fund—the Fidelity VIP Index 500 Portfolio (the “Fidelity Fund”).

We are filing on Form N-14 based on discussions with the Staff in April and May 2022. We initially filed a proxy statement on Schedule 14A on April 8, 2022. The Staff took the position that the filing should be on Form N-14. In light of that position, the proxy statement filed on Schedule 14A was never delivered to Participants.

We have had discussions with Alberto Zapata, the Staff member that reviewed the Schedule 14A filing in April 2022. We confirmed with Mr. Zapata that Form N-14 registration statements should be filed by both VCA 10 and the Fidelity Fund. The Fidelity Fund will file its Form N-14 registration statement today. We request that both the VCA 10 and Fidelity Fund Form N-14 filings be assigned to Mr. Zapata for review because (1) the VCA 10 and Fidelity Fund Form N-14 filings will contain the same proxy statement/prospectus, and (2) the proxy statement/prospectus is similar to the proxy statement reviewed by Mr. Zapata in April 2022.

It is proposed that the filing become effective on September 28, 2022, 30 days after filing, pursuant to Rule 488 under the Securities Act of 1933, as amended.

Please provide any comments or questions to Chris Palmer at (202) 346-4253 or cpalmer@goodwinlaw.com or Will Lane at (202) 346-4304 or wlane@goodwinlaw.com.

Very truly yours,
/s/ Patrick McGuinness
Patrick McGuinness